Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Intangible Assets

6. Intangible Assets

Intangible assets consisted of the following:

	December 31, 2022	December 31, 2021
	US$	US$
Land use rights	752,887	814,865
Patents	28,997	31,384
Software	9,424	10,201
Trademarks	121,789	131,814
Total	913,097	988,264
Less: accumulated amortization	415,497	426,263
Intangible assets, net	497,600	562,001

Amortization expense was $22,196, $26,951 and $26,195 for the years ended December 31, 2022, 2021 and 2020, respectively.

The following table sets forth the Company’s amortization expenses for the twelve months ending December 31 of the following years:

2023	$15,058
2024	15,058
2025	15,058
2026	15,058
2027	15,058
Thereafter	422,310
$497,600

As of December 31, 2022 and 2021, the Company pledged land use rights to secure bank borrowings to the Company as disclosed in Note 8.